Fair Value Measurement - Schedule of fair value of contingent consideration (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value as of beginning	$ 0
Current year acquisitions	9,865
Change in fair value	(8,954)
Fair value as of end	$ 911